NOTE 3 – PREPAID EXPENSES	9 Months Ended
Sep. 30, 2022
Note 3 Prepaid Expenses
NOTE 3 – PREPAID EXPENSES

NOTE 3 – PREPAID EXPENSES

The Company has made prepayments to Endless One Global (“E1G”) with regard to E1G’s service in providing data processing, transaction processing and related services for the prepaid debit accounts created for the Company’s customers. Prepayments to E1G were $1,344,202 and $1,341,100 (see NOTE 8 Service Agreement), prepaid rent was $25,000 and $25,000, and prepayment to a vendor for development of mobile and web applications of $71,450 and $74,450, as of September 30, 2022 and December 31, 2021, respectively. The Company has obtained the approval and received the Business Identification Numbers (“BINs”) from the respective banks in the United States, Mexico, and United Arab Emirates, and expects to start its business operations by March 31, 2023.